Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK MANAGED INCOME FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Managed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Managed Income Fund (the “Fund”) is to seek to maximize current income with consideration for risk-managed total return.